Note 6 - License Revenue with Affiliate - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended							12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
License revenue with affiliate			$ 40
License [Member]
License revenue with affiliate		$ 158	$ 40	$ 304	$ 159	$ 356	$ 204	$ 198	$ 1,023